Mining and income tax (Tables)	12 Months Ended
Dec. 31, 2019
Mining and income tax
Schedule of royalty tax expense

Figures in million - SA rand	2019	2018	2017
Current charge	(431.0)	(255.5)	(398.5)
SA gold revenue	(73.7)	(93.5)	(325.3)
SA PGM revenue	(357.3)	(162.0)	(73.2)
Prior year tax refund	-	42.9	-
Total royalties	(431.0)	(212.6)	(398.5)

Schedule of mining and income tax expense

Figures in million - SA rand	Note	2019	2018	2017
Current tax		(1,848.7)	(95.3)	(504.2)
Mining tax		(1,363.9)	(36.8)	(425.2)
Non-mining tax		3.1	(57.6)	(70.6)
Company and capital gains tax		(487.9)	(0.9)	(8.4)
Deferred tax	9.3	3,581.7	(988.5)	3,450.8
Deferred tax charge		2,030.7	306.7	879.7
Deferred tax rate adjustment[1]		1,551.0	(1,295.2)	2,571.1

Total mining and income tax		1,733.0	(1,083.8)	2,946.6

[1] The deferred tax rate adjustment in South Africa and the US was:

Figures in million - SA rand	2019	2018	2017
South Africa	(23.1)	249.5	39.6
United States	1,574.1	(1,544.7)	2,531.5
Deferred tax rate adjustment	1,551.0	(1,295.2)	2,571.1

Schedule of reconciliation of the Group’s mining and income tax to the South African statutory company tax rate

Figures in million - SA rand	2019	2018	2017
Tax on loss before tax at maximum South African statutory company tax rate (28%)	364.1	402.3	2,066.3
South African gold mining tax formula rate adjustment	(192.6)	(53.0)	157.6
US statutory tax rate adjustment	205.4	19.4	57.3
Non-deductible amortisation and depreciation	(14.7)	(21.2)	(0.9)
Non-taxable dividend received	2.1	15.4	-
Non-deductible finance expense	(86.3)	(118.2)	(165.8)
Non-deductible share-based payments	(81.3)	(78.9)	(58.4)
(Non-deductible loss)/non-taxable gain on fair value of financial instruments	(571.1)	136.9	(42.9)
Non-taxable gain on foreign exchange differences	-	250.3	45.0
Non-taxable share of results of equity-accounted investees	201.9	96.4	81.6
Non-deductible impairments	(21.9)	(123.2)	(1,054.9)
Non-taxable gain on acquisition	308.8	-	-
Non-deductible transaction costs	(94.4)	(110.0)	(154.6)
Tax adjustment in respect of prior periods	12.4	51.4	-
Net other non-taxable income and non-deductible expenditure	533.5	121.0	(251.7)
Change in estimated deferred tax rate	1,551.0	(1,295.2)	2,571.1
Deferred tax assets not recognised	(383.9)	(377.2)	(303.1)
Mining and income tax	1,733.0	(1,083.8)	2,946.6

Schedule of deferred tax

Figures in million - SA rand	Notes	2019	2018	2017
Included in the statement of financial position as follows:
Deferred tax assets		(288.9)	(76.9)	(206.2)
Deferred tax liabilities		6,656.8	10,153.2	8,525.2
Net deferred tax liabilities		6,367.9	10,076.3	8,319.0

Reconciliation of the deferred tax balance:
Balance at beginning of the year		10,076.3	8,319.0	4,687.2
Deferred tax recognised in profit or loss	9.2	(3,581.7)	988.5	(3,450.8)
Deferred tax recognised in other comprehensive income		-	(22.8)	(27.7)
Deferred tax on acquisition of subsidiaries	14	-	132.2	7,486.3
Foreign currency translation		(126.7)	659.4	(376.0)
Balance at end of the year		6,367.9	10,076.3	8,319.0

Schedule of components of net deferred tax liabilities

Figures in million - SA rand	2019	2018	2017
Deferred tax liabilities
Mining assets	9,759.5	11,344.4	9,642.6
Environmental rehabilitation obligation funds	682.3	507.7	600.7
Other	208.7	284.7	47.5
Gross deferred tax liabilities	10,650.5	12,136.8	10,290.8

Deferred tax assets
Environmental rehabilitation obligation	(1,109.2)	(989.2)	(840.7)
Occupational healthcare obligation	(333.3)	(302.7)	(299.7)
Other provisions	(498.5)	(464.1)	(434.0)
Financial instruments	(1,351.3)	-	-
Tax losses and unredeemed capital expenditure	(990.3)	(304.5)	(397.4)
Gross deferred tax assets	(4,282.6)	(2,060.5)	(1,971.8)

Net deferred tax liabilities	6,367.9	10,076.3	8,319.0

Detailed components of the net deferred tax liabilities and estimated amounts available for set-off against future income

Figures in million - SA rand	2019	2018	2017
Tax losses
Wits Gold	63.5	63.9	64.6
Ezulwini	2,156.7	2,230.2	2,591.1
Rand Uranium	1,259.4	1,132.7	886.6
DRDGOLD	26.2	37.3	-
Western Platinum Limited	839.9	-	-
Eastern Platinum Limited	539.2	-	-
Other - SA region	12.9	15.9	15.9
Total gross tax losses	4,897.8	3,480.0	3,558.2
Other deductible temporary differences
Burnstone	15,207.4	13,419.8	11,306.8
Ezulwini	3,597.4	3,208.4	2,923.7
Rand Uranium	4,200.3	4,115.7	4,045.7
DRDGOLD	494.6	602.9	-
Western Platinum Limited	7,926.6	-	-
Eastern Platinum Limited	3,123.9	-	-
Akanani	685.1	-	-
Messina Platinum Limited	2,867.5	-	-
Ridge Mining Services Proprietary Limited	677.5	715.5	499.5
Stillwater Canada Inc	1,385.4	1,916.4	1,550.8
Other - SA region	63.6	48.9	54.2
Other - US region	165.3	172.0	183.3
Total gross tax losses and other deductible temporary differences	45,292.4	27,679.6	24,122.2

Deferred tax assets not recognised
Wits Gold	17.8	17.9	18.1
Burnstone	4,258.1	3,757.5	3,165.9
Ezulwini	1,611.1	1,522.8	1,544.1
Rand Uranium	1,528.7	1,469.6	-
DRDGOLD	145.8	130.0	-
Western Platinum Limited	2,454.6	-	-
Eastern Platinum Limited	1,025.7	-	-
Akanani	191.8	-	-
Messina Platinum Limited	802.9	-	-
Ridge Mining Services Proprietary Limited	189.7	200.3	139.9
Stillwater Canada Inc	351.6	395.4	284.4
Other - SA region	21.5	18.1	19.6
Other - US region	37.5	53.2	70.9
Total deferred tax assets not recognised	12,636.8	7,564.8	5,242.9

Schedule of tax and royalties receivables and payables

Figures in million - SA rand	Notes	2019	2018	2017
Included in the statement of financial position as follows:
Tax receivable		(355.1)	(483.2)	(182.8)
Tax, carbon tax and royalties payable		508.9	88.0	34.9
Net tax, carbon tax and royalties payable/(receivable)		153.8	(395.2)	(147.9)

Reconciliation of the net tax, carbon tax and royalties payable/(receivable) balance:
Balance at beginning of the year		(395.2)	(147.9)	88.6
Royalties, carbon tax and current tax	9.1, 9.2	2,292.6	307.9	902.7
Royalties and tax paid		(1,818.9)	(542.2)	(899.3)
Royalties paid		(411.5)	(234.4)	(387.4)
Tax paid		(1,407.4)	(307.8)	(511.9)
Tax payable on acquisition of subsidiaries		68.7	4.4	(260.4)
Other		18.6	-	-
Foreign currency translation		(12.0)	(17.4)	20.5
Balance at end of the year		153.8	(395.2)	(147.9)